RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
RELATED PARTY TRANSACTIONS [Text Block]
7.	RELATED PARTY TRANSACTIONS

Key management personnel consist of the Chief Executive Officer, Chief Financial Officer, the President, and the directors of the Company. The remuneration of the key management personnel is as follows:

a)	Salaries of $90,000 (2016 - $Nil) and 400,000 shares of common stock valued at $60,000 (2016 – nil), recognized as consulting expense, to the CEO of the Company;

b)	Consulting fees of $166,285 (2016 - $Nil) to two companies controlled by a former director of the Company; and

c)	Consulting fees of $40,489 (2016 - $Nil) to the CFO of the Company

d)	Consulting fees of $42,619 (2016 - $22,500) to the former CEO of the Company; and

e)	Share-based payments of $885,375 (2016 - $246,004) to key management personnel.

As at April 30, 2017, the Company has recorded loans from related parties of $41,669 (US$30,500) (July 31, 2016 - $43,214 or US$33,099) representing advances made by a director and a former director and officer. The advances are due on demand without interest.

As at April 30, 2017, included in prepaid expenses is $11,000 (July 31, 2016 - $Nil) due from an officer, which was received subsequent to April 30, 2017. As at April 30, 2017, included in due to related parties is $79,371 (July 31, 2016 - $25,494) in accounts and advances payable and accrued liabilities to current and former officers and companies controlled by directors and officers of the Company.

Included in general and administration expenses for the period ended April 30, 2017 is rent of $Nil (2016 - $5,175) paid to Skanderbeg Capital Partners Inc., a company that previously advised the Company’s management and performed promotional work for the Company.

7.	RELATED PARTY TRANSACTIONS

Key management personnel consist of the Chief Executive Officer, Chief Financial Officer, and the directors of the Company. The remuneration of the key management personnel is as follows:

a)	Salaries of $5,000 (2015 - $Nil) to the CEO of the Company.

b)	Consulting fees of $30,000 (2015 - $19,203) to the former CEO of the Company.

c)	Consulting fees of $18,000 (2015 - $Nil) to the CFO of the Company.

d)	Share-based payments of $246,004 (2015 - $Nil) to the former CEO, CFO, and a director of the Company.

As at July 31, 2016, the Company has recorded loans from related parties of $43,214 (US$33,099) (2015 - $87,105 or US$67,100) representing advances made by a director and a former director and officer. The advances are due on demand without interest. During the year ended July 31, 2016, $51,132 (US$36,600) of these loans were assigned to a company controlled by a director of the Company and $46,500 (US$34,001) was repaid.

As at July 31, 2016, included in due to related parties is $25,494 (2015 - $11,313) in accounts and advances payable and accrued liabilities to current and former officers and companies controlled by directors and officers of the Company. Of this amount, $nil (2015 - $604) represents advances made by Skanderbeg Capital Partners Inc. (“Skanderbeg”), a company that advises the Company’s management and does promotional work for the Company. Skanderbeg made payments on behalf of the Company until such time as the Company was able to complete a financing.

Included in general and administration expenses for the period ended July 31, 2016 is rent of $7,128 (2015 - $5,042) paid to Skanderbeg. A total of $7,126 advanced to Skanderbeg for future rent expense was assessed as non-recoverable during the year ended July 31, 2016 (Note 6).